Property, Plants and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Schedule of property, plants and equipment

	December 31,
	2018	2017
Cost:
Computers, software, furniture and equipment	$86,122	$80,888
Motor vehicles	1,631	1,659
Buildings	1,833	1,833
Leasehold improvements	23,975	22,080
	113,561	106,460
Accumulated depreciation:
Computers, software, furniture and equipment	$70,401	$64,604
Motor vehicles	765	636
Buildings	217	70
Leasehold improvements	12,996	11,343
	84,379	76,653

Depreciated cost	$29,182	$29,807